SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 13:-	SHARE CAPITAL

a.	The Company's common stock is quoted under the ticker symbol “VUNCF” on the Pink OTC Markets Inc., which operates an electronic quotation service for securities traded over-the-counter.

On May, 14 2007 a 1 for 5.88235 reverse split of the Company’s ordinary shares became effective for trading purposes. Pursuant to this reverse share split, each 5.88235 ordinary shares of NIS 0.01 par value became 1 ordinary share of NIS 0.0588235 par value.

b.	During 2010, the Company increased its authorized share capital to 52,000,000 ordinary shares.

c.	During 2009 and 2011, 168,865 and 300,000 ordinary shares, respectively, were issued as consideration to settle liabilities to an officer and other payables in an aggregate amount of $63 and $51, respectively. Regarding ordinary shares that were issued during 2010 under a private placement, see Note 13f4. Regarding ordinary shares that were issued during 2011 and after the balance sheet date, as a part of an extinguishment of liabilities, see Notes 12 and 18.

d.	Shareholders' rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

e.	Stock options:

1.	In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner’s Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

As a result of an amendment to Section 102 of the Israeli Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, capital gains derived by optionees arising from the sale of shares issued pursuant to the exercise of options granted to them under Section 102 after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%. However, as a result of this election, the Company will no longer be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as the Company had previously been entitled to do under Section 102.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

2.	On January 9, 2009, according to the board resolution on October 27, 2008 and the Special General Meeting dated December 21, 2008, the Company issued to: a) the Chairman of the Board of Directors; b) a member of the Company's Board of Directors who is also one of the co-founders; c) one of the co-founders of the Company and d) another member of the Company's Board of Directors options to purchase up to: 256,456, 179,966, 126,944 and 42,121 shares of the Company, respectively. The options have an exercise price of NIS 0.0582235 per share, vested immediately and will expire after ten years. The options (the fair value of which was estimated to $266) were issued as a partial payment for certain liabilities to the terms of their appointment with the Company.

On March 12, 2009, the Company issued options to purchase up to 161,718 shares to several employees and ex-employees as a partial payment of their payroll. The options (the fair value of which was estimated to $67) have an exercise price of NIS 0.0582235, vested immediately and will expire after ten years.

During 2010 no options were granted.

On August 9, 2011, the Company issued options to purchase up to 150,000 shares to a former officer of the Company as part of his employment agreement. The options (the fair value of which was estimated at $6) have an exercise price of $0.11, vested immediately and will expire after five years.

On August 11, 2011, the Company issued options to purchase up to 300,000 shares to a former officer of the Company as part of the extinguishment of liabilities (see Note 1d). The options (the fair value of which was estimated at $36, based on the Company’s share market price at the date the extinguishment was determined) have an exercise price of $0.00, vested immediately and will expire on December 31, 2012.

On August 24, 2011, the Company issued options to purchase up to 385,000 shares to several employees of the Company. The options (the fair value of which was estimated at $18) have an exercise price of $0.20, 155,000 of them vested on January 1, 2012, and the remaining 230,000 will vest on January 1, 2013. The options will expire after ten years.

3.	A summary of the Company's stock option activity and related information is as follows:

	Year ended December 31
	2011		2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	1,404,219	$1.23	1,489,176	$1.34	981,462	$2.55
Granted	835,000	$0.11	-	-	767,205	$0.015
Exercised	(10,007)	$0.02	(11,007)	$0.016	(93,056)	$0.015
Canceled and forfeited	(65,355)	$1.74	(73,950)	$3.52	(166,435)	$3.30
Outstanding at end of year	2,163,857	$0.79	1,404,219	$1.23	1,489,176	$1.34
Exercisable at end of year	1,778,857	$0.92	1,404,219	$1.23	1,413,027	$1.26

The weighted average fair value of options granted during the reported periods (excluding 300,000 options granted in 2011 as part of the extinguishment of liabilities) was $0.05 and $0.43, per option, for the years ended December 31, 2011 and 2009, respectively. In 2010 no options were granted.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2011 and 2009 grants: risk-free rate of 0.76% and 0.75%, respectively, dividend yield of 0%, expected volatility factor of 176.54% and 193.27%, respectively and expected term of 4.64 and 2.08 years, respectively. In 2009, the fair value of 125,142 options were calculated using the Black & Scholes option pricing model. For all other options granted in 2009, the fair value of the options issued (as a partial payment of payroll liability) was based on the fair value of the shares on the date of the related payroll, which equals the related payroll liability, since the exercise price was close to nil.

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its share-based employee compensation awards were $10, $14 and $483 for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table summarizes the allocation of the stock-based compensation charge

	Year ended December 31,
	2011	2010	2009

Cost of revenues	$2	$3	$7
Research and development expenses	5	2	226
Selling and marketing expenses	-	3	43
General and administrative expenses	3	6	207

	$10	$14	$483

The options outstanding and exercisable as of December 31, 2011, have been separated into ranges of exercise prices as follows:

Range of exercise price	Options outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2011	Weighted average exercise price	Aggregate intrinsic value

$0.00 - $ 0.20	1,520,464	6.46	0.07	$30	1,135,464	0.02	$79
$1.10 - $ 1.88	449,817	2.89	1.29	-	449,817	1.29	-
$2.47 - $ 3.38	31,076	1.99	2.99	-	31,076	2.99	-
$4.12 - $ 4.64	79,900	5.07	4.31	-	79,900	4.31	-
$5.00 - $ 5.24	65,600	2.99	5.07	-	65,600	5.07	-
$14.82	17,000	2.85	14.82	-	17,000	14.82	-

	2,163,857		0.79		1,778,857	0.92

The aggregate intrinsic value of the above table represents the total intrinsic value, based on the Company’s stock price of $0.09 as of December 31, 2011, less the weighted average exercise price per range. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

The total intrinsic value of options exercised during the years ended December 31, 2011 2010 and 2009 was $1, $1 and $36, respectively, based on the Company’s average stock price of $0.10, $0.14and $0.4, during the years ended on those dates respectively.

A summary of the status of the Entity’s non-vested options granted to employees as of December 31, 2011 and changes during the year ended December 31, 2011 is presented below:

	Options	Weighted– average grant- date fair value

Non-vested at January 1, 2011	-	-
Granted	385,000	$0.05
Vested (including cancelled and exercised)	-	-
Forfeited	-	-
Non-vested at December 31, 2011	385,000	$0.05

As of December 31, 2011, there was $8 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the stock option plans.

f.	Private placements and warrants:

1.	During 2009, no warrants were granted.

During 2010, warrants to acquire up to 1,759,988 shares were granted, of which 553,846, with an exercise price of $0.15 per share were granted to an investor as a part of private placement (see 4 below) and 1,206,142 of which, with an exercise price of $0.00 per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted under the debt extinguishment is $147, based on the Company’s share market price at the date when the extinguishment was determined.

During 2011, warrants to purchase up to 1,081,871 shares with an exercise price of $0.00 per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted is $143, based on the Company’s share market price at the date when the extinguishment was determined.

2.	A summary of the Company's warrants activity to consultants and investors (including warrants issued in connection with convertible bonds and extinguishment of liabilities), and related information is as follows:

	Year ended December 31,
	2011		2010		2009
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price(*)	Number of warrants	Weighted average exercise price
Outstanding at beginning of year	2,157,002	$0.36	658,706	$2.70	857,185	$3.92
Granted	1,081,871	$0.00	1,759,988	$0.05	-	-
Exercised	-	-	-	-	-	-
Canceled and forfeited	(236,014)	$1.24	(261,692)	$3.53	(198,479)	$5.91
Outstanding at end of year	3,002,859	$0.16	2,157,002	$0.36	658,706	$2.70
Exercisable at end of year	3,002,859	$0.16	2,157,002	$0.36	652,040	$2.69

(*)	The Weighted average exercise price is after re-pricing of the exercise price related to the convertible bond holders.

The warrants to consultants and investors (including warrants issued in connection with convertible bonds and extinguishment of liabilities), outstanding and exercisable as of December 31, 2011, have been separated into ranges of exercise prices as follows:

Range of exercise price	Warrants outstanding and exercisable as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value

$0.00	2,288,013	1.00	$0.00	$206
$0.15 - $ 0.65	633,846	3.06	$0.21	-
$2.50 - $ 3.53	20,000	1.39	$3.38	-
$4.42 - $ 4.85	61,000	2.07	$4.72	-

	3,002,859		$0.16

3.	The fair value of all the warrants granted as described above was measured based on the fair value of the instruments issued on the date of grant, since, based on the opinion of Company Management, such measurement is more reliable than the fair value of services.

4.	On March 22, 2010, the Company entered into a Subscription Agreement with a private investor, Mr. Yitzchak Babayov (the “Investor”), pursuant to which at a March 23, 2010 closing, the Company issued 1,538,461 ordinary shares of the Company at a par value of NIS 0.0588235 (the “Transaction Shares”) in consideration of a onetime cash payment in the amount of $200.

Concurrent with the execution of the Subscription Agreement, the Company and the Investor entered into a Warrant Agreement pursuant to which the Investor received a warrant (the “Warrant”) to purchase up to 553,846 ordinary shares of the Company for an exercise price of $0.15 per share. The Warrant has a term of five (5) years and contains standard adjustments for stock dividends, stock splits, reclassification and similar events. The Company’s shareholders approved and ratified at the annual general meeting held on September 12, 2010, that the purpose of the private placement of the Transaction Shares and Warrant was to provide the Investor with more than twenty five percent (25%) of the Company’s issued and outstanding shares as of the date of the agreement in accordance with Israeli law, which exempts such an acquisition from Israeli tender offer requirements

The Transaction Shares and the ordinary shares issuable upon the exercise of the Warrant have not been registered under the Securities Act and may not be offered or sold except pursuant to an effective registration statement or an applicable exemption from the registration requirements of the Securities Act.

g.	Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.

h.	Convertible bonds and warrants issued to the convertible bond holders – see Note 12.